Leases - Schedule of discounted and undiscounted value of the remaining lease payments (Detail) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease receivable	$ 4,014	$ 0
Less than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease receivable	512
1 to 3 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease receivable	769
4 to 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease receivable	1,025
Over 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease receivable	$ 1,708